Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2023	2024
	RMB	RMB
Cost	6,244,857	6,893,477
Less: Accumulated amortization	(607,756)	(723,244)
Land use rights, net	5,637,101	6,170,233